Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 67,350	$ 12,613
(Loss)/Profit attributable to non-controlling interests	5,825	1,564
Income tax	31,019	12,848
Share of (profits)/losses of associates	2,909	2,076
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	0	10,383
Financial expense, net	177,774	198,684
Depreciation, amortization, and impairment charges	160,297	155,711
Total segment Further Adjusted EBITDA	439,356	389,727
Reconciling Item [Member]
Financial information by segment [Abstract]
(Loss)/Profit attributable to non-controlling interests	5,825	1,564
Income tax	31,019	12,848
Share of (profits)/losses of associates	(2,909)	(2,076)
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	0	10,383
Financial expense, net	177,774	198,684
Depreciation, amortization, and impairment charges	160,297	155,711
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 439,356	$ 389,727